Loans and Allowance for Loan Losses - Loan portfolio aging analysis (Details 3) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	$ 1,299,070	$ 2,166,123
Current	186,177,995	193,822,643
Total Loans Receivable	187,477,065	195,988,766
Total Loans > 90 Days & Accruing
30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	457,342	550,817
60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	211,844	149,865
Greater Than 90 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	629,884	1,465,441
Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable	136,666,343	140,691,759
Real estate loans | 1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	918,548	1,045,812
Current	44,392,555	46,349,532
Total Loans Receivable	45,311,103	47,395,344
Total Loans > 90 Days & Accruing
Real estate loans | 1-4 family | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	237,783	345,169
Real estate loans | 1-4 family | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	136,340	77,588
Real estate loans | 1-4 family | Greater Than 90 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	544,425	623,055
Real estate loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	16,273	766,840
Current	41,461,207	39,614,840
Total Loans Receivable	41,477,480	40,381,680
Total Loans > 90 Days & Accruing
Real estate loans | Commercial real estate | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due
Real estate loans | Commercial real estate | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	16,273
Real estate loans | Commercial real estate | Greater Than 90 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due		766,840
Real estate loans | Agricultural real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due
Current	38,271,758	41,223,190
Total Loans Receivable	38,271,758	41,223,190
Total Loans > 90 Days & Accruing
Real estate loans | Agricultural real estate | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due
Real estate loans | Agricultural real estate | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due
Real estate loans | Agricultural real estate | Greater Than 90 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	54,783
Current	21,562,961	25,453,058
Total Loans Receivable	21,617,744	25,453,058
Total Loans > 90 Days & Accruing
Commercial | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due
Commercial | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	41,474
Commercial | Greater Than 90 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	13,309
Agricultural business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due
Current	14,649,622	16,102,856
Total Loans Receivable	14,649,622	16,102,856
Total Loans > 90 Days & Accruing
Agricultural business | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due
Agricultural business | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due
Agricultural business | Greater Than 90 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	151,482	157,942
Current	11,454,520	11,533,603
Total Loans Receivable	11,606,002	11,691,545
Total Loans > 90 Days & Accruing
Home equity | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	151,482	22,122
Home equity | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due		66,305
Home equity | Greater Than 90 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due		69,515
Consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	157,984	195,529
Current	14,385,372	13,545,564
Total Loans Receivable	14,543,356	13,741,093
Total Loans > 90 Days & Accruing
Consumer loans | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	68,077	183,526
Consumer loans | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	17,757	5,972
Consumer loans | Greater Than 90 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	$ 72,150	$ 6,031